Harbor Small Cap Value Fund
Harbor Small Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Small Cap Value Fund	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.25%
Other Expenses	0.11%	0.11%	0.23%
Total Annual Fund Operating Expenses	0.86%	1.11%	1.23%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Small Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	88	274	477	1,061
Administrative Class	113	353	612	1,352
Investor Class	125	390	676	1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 12%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2011, the range of the Index was $37 million to $3.7 billion, but it is expected to change frequently.

The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund's portfolio. The Subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The Subadviser employs statistical analysis, designed to seek to limit company specific risk in the Fund's portfolio. The Fund's sector weightings are a result of, and secondary to, individual stock selections.

Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock may be incorrect.

Small cap risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

  The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	20.47%	2nd/2009
Worst Quarter	-25.27%	4th/2008

Average Annual Total Returns — As of December 31, 2011
Average Annual Total Returns - Harbor Small Cap Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	2.38%	0.18%	7.74%	8.46%	Dec. 14, 2001
Institutional Class After Taxes on Distributions	2.34%	(0.06%)	7.55%		Dec. 14, 2001
Institutional Class After Taxes on Distributions and Sale of Fund Shares	1.52%	0.13%	6.85%		Dec. 14, 2001
Administrative Class	2.17%	(0.06%)		9.12%	Nov. 01, 2002
Investor Class	2.07%	(0.19%)		8.95%	Nov. 01, 2002
Russell 2000 Value (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	6.83%	Dec. 14, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.